Assets Held for Sale and Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 278,906	$ 245,536
General and administration expenses	205,276	159,069
Other expenses	2,892,934	12,371
Net loss from discontinued operations before taxes	(3,383,896)	(330,649)
Net loss (income) from discontinued operations, net of tax	(9,844)	144
Aurora Larssen Projects Inc. | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	0	2,403
General and administration expenses	5,951	1,912
Other expenses	572	1,661
Loss on disposal of discontinued operations	(2,816)	0
Net loss from discontinued operations before taxes	(9,339)	(1,170)
Income tax (expense) recovery	(505)	1,314
Net loss (income) from discontinued operations, net of tax	$ (9,844)	$ 144